Submission	Sep. 17, 2025
Submission [Line Items]
Central Index Key	0001796898
Registrant Name	Maxeon Solar Technologies, Ltd.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A